Related parties (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2025	Aug. 31, 2025	Nov. 30, 2024	Oct. 31, 2024	Jun. 30, 2024	Mar. 31, 2022	Feb. 28, 2022
Novonor And Its Direct And Indirect Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Estimated amount							R$ 205
Petrobras Transporte S A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount						R$ 246
Estimated amount					R$ 970
Gas De Alagoas S A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount						R$ 1,000
Transportadora Brasileira Gasoduto Brasil Bolivia S A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount				R$ 200
Refinaria Capuava [Member]
IfrsStatementLineItems [Line Items]
Estimated amount			R$ 3,000
Petroleo Brasileiro [Member]
IfrsStatementLineItems [Line Items]
Estimated amount		R$ 324
New Or Renewed Agreements With Related Companies [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 30
New Or Renewed Agreements With Related Companies [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 90